Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share 2007 Incentive Plan (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average common shares	115,590,396	81,218,162	103,921,211	81,237,056	81,230,630	81,315,848	68,434,982
Warrants					5,192,974	0	5,192,974
Effect of dilutive securities:	757,112	5,226,728	2,057,157	5,223,800
Options to purchase common stock					70,942	0	10,239
Dilutive potential common shares	116,347,508	86,444,890	105,978,368	86,460,856	86,494,546	81,315,848	73,638,195